Borrowings - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 46,755	£ 47,539	£ 47,072
Collateral received	47	49
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	46,113	46,739
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	42,505	43,137
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	35,727	34,639
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 6,778	£ 8,498